Basis of Preparation (Tables)	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Classification and carrying amounts for adoption of new accounting standards
The differences between Takeda’s operating lease commitments under IAS 17 disclosed in Note 32 and the total lease liabilities recorded in the consolidated statement of financial position as of April 1, 2019 under IFRS 16 are summarized below:

JPY (millions)
Operating lease commitments as of March 31, 2019 (Note 32)	233,578
Less: Recognition exemption for leases with less than 12 months of lease term at transition	(1,256)
Less: Recognition exemption for leases of low value asset	(319)
Add: Extension options reasonably certain to be exercised	20,266
Less: Lease contracts with commencement date after March 31, 2019	(4,394)
Less: Discounted using the incremental borrowing rate as of April 1, 2019	(31,783)
Add: Finance lease liabilities recognized as of March 31, 2019	179,411
Other	1,233
Lease liabilities recognized as of April 1, 2019	396,736